Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.   Property and Equipment

Property and equipment consist of the following as of December 31:

	2012	2011

Equipment	$1,044,969	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	114,786	101,482
Loaned systems	1,063,777	723,975
	2,486,144	2,023,000
Less accumulated depreciation and amortization	(1,199,029)	(804,170)
Total property and equipment, net	$1,287,115	$1,218,830

Depreciation and amortization expense for the years ended December 31, 2012, 2011, and 2010 was $398,970, $336,885, and $246,331, respectively.

The Company may loan the reusable components of a ClearPoint system to a customer. Any such customer can then use the loaned ClearPoint system to perform procedures using ClearPoint disposable products which are purchased from the Company. Accordingly, the $1,063,777 and $723,975 of loaned systems at December 31, 2012 and 2011, respectively, represent the historical cost of ClearPoint reusable components transferred from inventory to property and equipment. Depreciation on loaned ClearPoint systems is computed using the straight-line method based on an estimated useful life of five years. At December 31, 2012 and 2011, accumulated depreciation on loaned systems was $242,132 and $73,846, respectively.